Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Agreement with Unconditional Purchase Obligations

For the Retail Sales vertical, the Group entered into agreement with unconditional purchase obligations with suppliers. Details were as follows:

Products	Minimum purchase amounts	Period for completion
	RMB’000
Hotel rooms	16,870	From January 1,2025 to December 31, 2025
Hotel rooms	9,000	From May 6,2025 to December 31, 2025
Hotel rooms	5,200	From March 25,2025 to December 31, 2025
Hotel rooms	4,500	From March 1,2025 to December 31, 2025